SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
ULTRA SHORT DURATION BOND FUND	1
SHORT-DURATION GOVERNMENT FUND	7
GNMA FUND	12
Purchase and Sale of Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
MORE INFORMATION ABOUT INVESTMENTS	17
MORE INFORMATION ABOUT RISKS	18
Risk Information Common to the Funds	18
More Information About Principal Risks	18
GLOBAL ASSET ALLOCATION	25
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	25
INVESTMENT ADVISER	26
SUB-ADVISERS	27
Information About Fee Waivers	28
PURCHASING, EXCHANGING AND SELLING FUND SHARES	29
HOW TO PURCHASE FUND SHARES	29
Pricing of Fund Shares	30
Frequent Purchases and Redemptions of Fund Shares	32
Foreign Investors	33
Customer Identification and Verification and Anti-Money Laundering Program	33
HOW TO EXCHANGE YOUR FUND SHARES	34
HOW TO SELL YOUR FUND SHARES	34
Receiving Your Money	35
Methods Used to Meet Redemption Obligations	35
Low Balance Redemptions	35
Suspension of Your Right to Sell Your Shares	35
Large Redemptions	35
Telephone Transactions	36
Unclaimed Property	36
DISTRIBUTION OF FUND SHARES	36
SERVICE OF FUND SHARES	36
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	37
DIVIDENDS, DISTRIBUTIONS AND TAXES	37
Dividends and Distributions	37
Taxes	37
ADDITIONAL INFORMATION	38
FINANCIAL HIGHLIGHTS	39
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

ULTRA SHORT DURATION BOND FUND

Fund Summary

Investment Goal

Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Short Duration Bond Fund — Class F Shares	$60	$189	$329	$738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks)

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and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seek attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Advisers also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less under normal market conditions.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

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Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's

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actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

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Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.94% (06/30/09) Worst Quarter: (0.46)% (09/30/11) The Fund's Class F total return (pre-tax) from January 1, 2019 to March 31, 2019 was 1.09%.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ultra Short Duration Bond Fund — Class F	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	1.72%	1.14%	2.48%	3.03%
Fund Return After Taxes on Distributions	0.84%	0.60%	1.91%	1.75%
Fund Return After Taxes on Distributions and Sale of Fund Shares	1.02%	0.63%	1.69%	1.82%
Bloomberg Barclays Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	1.90%	0.75%	0.62%	2.99%

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2017	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
MetLife Investment Management, LLC	Scott Pavlak, CFA Peter Mahoney	Since 2012 Since 2012	Senior Portfolio Manager Senior Portfolio Manager
Wellington Management Company LLP	Timothy E. Smith	Since 1999	Senior Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 17 of this prospectus.

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SHORT-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short-Duration Government Fund — Class F Shares	$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These issuers are chartered or sponsored by acts of

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Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to three years under normal market conditions.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Style Risk — The risk that short-duration U.S. Government fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.15% (03/31/09) Worst Quarter: (1.00)% (06/30/13) The Fund's Class F total return (pre-tax) from January 1, 2019 to March 31, 2019 was 0.95%.

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Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short-Duration Government Fund — Class F	1 Year	5 Years	10 Years	Since Inception (2/17/1987)
Fund Return Before Taxes	0.89%	0.68%	1.46%	4.28%
Fund Return After Taxes on Distributions	0.09%	0.13%	0.88%	2.76%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.52%	0.27%	0.90%	2.75%
ICE BofAML 1-3 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.58%	0.81%	0.95%	4.40%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Michael F. Garrett Brian Conroy, CFA	Since 2003 Since 2012	Senior Managing Director and Fixed Income Portfolio Manager Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 17 of this prospectus.

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GNMA FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GNMA Fund — Class F Shares	$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the GNMA Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). The Fund may also invest in U.S. Treasury securities and U.S. Government securities obligations, and repurchase agreements collateralized by such obligations. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The

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Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Investment Style Risk — The risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately

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predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.75% (06/30/10) Worst Quarter: (2.85)% (12/31/18) The Fund's Class F total return (pre-tax) from January 1, 2019 to March 31, 2019 was 2.60%.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result,

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the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

GNMA Fund — Class F	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	0.56%	2.38%	3.33%	5.71%
Fund Return After Taxes on Distributions	-0.62%	1.26%	2.17%	3.66%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.32%	1.34%	2.14%	3.64%
Bloomberg Barclays GNMA Index Return (reflects no deduction for fees, expenses or taxes)	1.02%	2.35%	3.16%	6.04%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Michael F. Garrett Brian Conroy, CFA	Since 2001 Since 2012	Senior Managing Director and Fixed Income Portfolio Manager Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 17 of this prospectus.

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Purchase and Sale of Fund Shares

Class F shares do not have a minimum investment requirement; however, shareholders are expected to maintain a minimum account balance of $1,000. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees (Board).

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, which may impair the Fund's ability to achieve its investment goal. The Funds will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for higher taxable income.

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MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Ultra Short Duration Bond Fund may invest in asset-backed securities. Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Fund, as a securityholder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Fund to sell or realize profits on those securities at favorable times or for favorable prices.

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Commercial Paper — Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Credit quality risk is the risk of a decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security, which can cause the price of a security to decrease. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts and forward contracts. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds' performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Funds to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds' initial investment. A Fund's counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or

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expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets.

Dollar Rolls — The Funds, particularly the GNMA Fund, may enter into dollar rolls, subject to the Funds' limitations on borrowing. Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by GNMA, for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date at a pre-determined price. The dealer with which the Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are substantially identical. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Dollar roll transactions may give rise to leverage risk. A Fund's obligations under a dollar roll agreement must be covered by segregated or "earmarked" liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated or "earmarked" liquid assets, such transactions would be subject to a Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. Leverage risk and liquidity risk are discussed in greater detail below.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed-income securities in which a portfolio may invest are more volatile than shorter-term fixed-income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are

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generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Ultra Short Duration Bond Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Forward Contracts — A forward contract, or a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures," provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are

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traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Funds' positions in security futures contracts, the Funds may be required to have or make additional funds available to its carrying firm as margin. If the Funds' accounts are under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Funds will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Inflation Protected Securities — Certain Funds may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as Government National Mortgage Association (Ginnie Mae), which are backed by the "full faith and credit" of the United States, (ii) securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities (commonly referred to as "private-label RMBS") issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

The Funds may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and

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shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund's actual yield to maturity, even if the average rate of principal payments is consistent with the Fund's expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Portfolio Turnover — The Short-Duration Government and GNMA Funds are subject to portfolio turnover risk, which means that, due to its investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds' performance.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting the portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Repurchase Agreement — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value equal to at least 102% of the resale price stated in the agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

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U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within Strategies that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be derived from investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus. An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Bloomberg Barclays Short U.S. Treasury 9-12 Month Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

The ICE BofAML 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between one and three years.

The Bloomberg Barclays GNMA Index is a total comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs and GNMA graduated payment mortgages. It is an unmanaged, market value-weighted index. It is commonly used as a comparison for GNMA funds.

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INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. As of December 31, 2018, SIMC had approximately $178.08 billion in assets under management. For its advisory services, SIMC receives a fee at the following annual rates: (i) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such net assets in excess of $1 billion based on the combined daily net assets of the Short-Duration Government and GNMA Funds and (ii) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such net assets in excess of $1 billion based on the daily net assets of the Ultra Short Duration Bond Fund. For the fiscal year ended January 31, 2019, SIMC received investment advisory fees at the following annual rates:

	Investment Advisory Fees Before Fee Waivers	Investment Advisory Fees After Fee Waivers
Ultra Short Duration Bond Fund	0.10%	0.10%
Short-Duration Government Fund	0.09%	0.09%
GNMA Fund	0.09%	0.09%

A discussion regarding the basis for the Board's most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2019 through July 31, 2019.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts

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payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

The following portfolio managers are primarily responsible for the management and oversight of the Funds, as described above.

Richard A. Bamford serves as Portfolio Manager for the Ultra Short Duration Bond, Short-Duration Government and GNMA Funds. Mr. Bamford serves as a Portfolio Manager for the Fixed Income team within SIMC's Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Erin K. Garrett serves as Portfolio Manager for the Ultra Short Duration Bond, Short-Duration Government and GNMA Funds. Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within SIMC's Investment Management Unit. Ms. Garrett's duties include manager analysis and selection, strategy development and enhancement as well as investment research. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team, responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and a Master of Business Administration graduating magna cum laude from Villanova University.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

ULTRA SHORT DURATION BOND FUND:

MetLife Investment Management, LLC: MetLife Investment Management, LLC (MetLife), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. A team of investment professionals manages the portion of the Ultra Short Duration Bond Fund's assets allocated to MetLife. Scott Pavlak, CFA, Senior Portfolio Manager, joined MetLife in 2008. Prior to joining MetLife, Mr. Pavlak was a Senior Managing Director and Head of Fixed Income at Bear Stearns Asset Management. Mr. Pavlak earned a B.S. in Finance from Fairleigh Dickinson University and an M.B.A. in Finance and Economics from the Stern School of Business at New York University. Peter Mahoney, Senior Portfolio Manager, joined MetLife in 2008. Prior to joining MetLife, Mr. Mahoney served as Managing Director/Principal and Portfolio Manager for the short-intermediate fixed income strategies at Bear Stearns Asset Management. Mr. Mahoney has a B.S. in Finance from Indiana University and an M.B.A. in Finance from Fairleigh Dickinson University.

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Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. Timothy E. Smith, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Ultra Short Duration Bond Fund's assets allocated to Wellington Management. Mr. Smith has served as the Portfolio Manager for the Ultra Short Duration Bond Fund since 1999. Mr. Smith joined Wellington Management as an investment professional in 1992.

SHORT-DURATION GOVERNMENT FUND AND GNMA FUND:

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Short-Duration Government and GNMA Funds. Michael F. Garrett, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, and Brian Conroy, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Short-Duration Government and GNMA Funds' assets allocated to Wellington Management. Mr. Garrett has served as the Portfolio Manager for the Short-Duration Government Fund since 2003 and the GNMA Fund since 2001. Mr. Conroy has served as the Portfolio Manager for the Short-Duration Government and GNMA Funds since 2018. Mr. Garrett joined Wellington Management as an investment professional in 1999 and Mr. Conroy joined Wellington Management as an investment professional in 2012.

The Funds' Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

Information About Fee Waivers

Actual total annual Fund operating expenses of the Class F shares of the Funds for the most recent fiscal year were, in some cases, less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers, the actual total annual Fund operating expenses of the Class F shares of the Funds for the most recent fiscal year (ended January 31, 2019) were as follows:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers and extraordinary expenses, if applicable)
Ultra Short Duration Bond Fund	0.59%	0.38%
Short-Duration Government Fund	0.58%	0.48%
GNMA Fund	0.58%	0.58%

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PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called "redeem") Class F shares of the Funds. The Funds offer Class F shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase Class F shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, exchange or sell Fund shares through certain authorized financial institutions, you may have to transmit your purchase, exchange or sale requests to these authorized financial institutions at an earlier time for your transaction to become effective that day. This allows these authorized financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the next determined NAV after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

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You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily

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settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event),

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including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Advisers become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds' administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four (4) or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's

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trading history in all SEI Funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

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The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class F shares of any Fund for Class F shares of any other fund of SEI Daily Income Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges in that Fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's authorized financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

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SEI / PROSPECTUS

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds.

The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

SERVICE OF FUND SHARES

The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F shares. The Service Plan provides that shareholder service fees on Class F shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F shares.

36

SEI / PROSPECTUS

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date of which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Tax Cuts and Jobs Act (the Tax Act) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to regulated investment companies, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

37

SEI / PROSPECTUS

Each sale of shares of the Funds may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund's shares may not be changed after the settlement date of each such sale of a Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The Funds' SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

38

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class F shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2019	$9.32	$0.20	$—	$0.20	$(0.21)	$—	$(0.21)	$9.31	2.13%	$256,372	0.38%	0.59%	2.15%	71%
2018	9.31	0.13	0.02	0.15	(0.14)	—	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
2017	9.29	0.09	0.03	0.12	(0.10)	—	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
2016	9.33	0.07	(0.03)	0.04	(0.08)	—	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
2015	9.35	0.06	—	0.06	(0.08)	—	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
Short-Duration Government Fund
Class F
2019	$10.27	$0.18	$(0.03)	$0.15	$(0.20)	$—	$(0.20)	$10.22	1.48%	$642,331	0.48%	0.58%	1.75%	86%
2018	10.43	0.15	(0.14)	0.01	(0.17)	—	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
2017	10.49	0.10	(0.04)	0.06	(0.12)	—	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
2016	10.55	0.07	(0.05)	0.02	(0.08)	—	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
2015	10.52	0.09	0.04	0.13	(0.10)	—	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
GNMA Fund
Class F
2019	$10.24	$0.25	$—	$0.25	$(0.29)	$—	$(0.29)	$10.20	2.54%	$65,412	0.58%	0.58%	2.48%	134%
2018	10.47	0.24	(0.18)	0.06	(0.29)	—	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
2017	10.82	0.16	(0.16)	—	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,040	0.63	0.69	1.36	718
2015	10.50	0.11	0.49	0.60	(0.17)	—	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758

* Per share calculations were performed using average shares.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are zero or have been rounded to zero.

40

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2019 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2019, as amended through March 18, 2020

PROSPECTUS

SEI Daily Income Trust

Class F Shares

›  Ultra Short Duration Bond Fund (SECPX)

›  Short-Duration Government Fund (TCSGX)

›  GNMA Fund (SEGMX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning as soon as January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure or contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

SEI-F-094 (5/19)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
ULTRA SHORT DURATION BOND FUND	1
SHORT-DURATION GOVERNMENT FUND	7
GNMA FUND	13
Purchase and Sale of Fund Shares	18
Tax Information	18
Payments to Broker-Dealers and Other Financial Intermediaries	18
MORE INFORMATION ABOUT INVESTMENTS	18
MORE INFORMATION ABOUT RISKS	19
Risk Information Common to the Funds	19
More Information About Principal Risks	19
GLOBAL ASSET ALLOCATION	26
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	26
INVESTMENT ADVISER	27
SUB-ADVISERS	28
Information About Fee Waivers	29
PURCHASING, EXCHANGING AND SELLING FUND SHARES	30
HOW TO PURCHASE FUND SHARES	30
Pricing of Fund Shares	31
Frequent Purchases and Redemptions of Fund Shares	34
Foreign Investors	35
Customer Identification and Verification and Anti-Money Laundering Program	35
HOW TO EXCHANGE YOUR FUND SHARES	36
HOW TO SELL YOUR FUND SHARES	36
Receiving Your Money	36
Methods Used to Meet Redemption Obligations	36
Low Balance Redemptions	37
Suspension of Your Right to Sell Your Shares	37
Large Redemptions	37
Telephone Transactions	37
Unclaimed Property	37
DISTRIBUTION OF FUND SHARES	38
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	38
DIVIDENDS, DISTRIBUTIONS AND TAXES	38
Dividends and Distributions	38
Taxes	38
ADDITIONAL INFORMATION	40
FINANCIAL HIGHLIGHTS	41
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

ULTRA SHORT DURATION BOND FUND

Fund Summary

Investment Goal

Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Short Duration Bond Fund — Class Y Shares	$35	$109	$191	$431

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such

SEI / PROSPECTUS

banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seek attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Advisers also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less under normal market conditions.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

SEI / PROSPECTUS

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly

SEI / PROSPECTUS

affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.94% (06/30/09)
Worst Quarter: (0.46)% (09/30/11)
The Fund's Class Y total return (pre-tax) from January 1, 2019 to March 31, 2019 was 1.11%.
The Fund's Class Y shares commenced operations on August 31, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Ultra Short Duration Bond Fund*	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	1.70%	1.20%	2.50%	3.04%
Fund Return After Taxes on Distributions	0.78%	0.63%	1.93%	1.75%
Fund Return After Taxes on Distributions and Sale of Fund Shares	1.00%	0.66%	1.71%	1.83%
Bloomberg Barclays Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	1.90%	0.75%	0.62%	2.99%

* The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2017	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
MetLife Investment Management, LLC	Scott Pavlak, CFA Peter Mahoney	Since 2012 Since 2012	Senior Portfolio Manager Senior Portfolio Manager
Wellington Management Company LLP	Timothy E. Smith	Since 1999	Senior Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 18 of this prospectus.

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SHORT-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short-Duration Government Fund — Class Y Shares	$34	$106	$185	$418

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These issuers are chartered or sponsored by acts of

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Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to three years under normal market conditions.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Style Risk — The risk that short-duration U.S. Government fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 2.15% (03/31/09)
Worst Quarter: (1.00)% (06/30/13)
The Fund's Class Y total return (pre-tax) from January 1, 2019 to March 31, 2019 was 1.09%.
The Fund's Class Y shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short-Duration Government Fund*	1 Year	5 Years	10 Years	Since Inception (2/17/1987)
Fund Return Before Taxes	1.03%	0.75%	1.50%	4.29%
Fund Return After Taxes on Distributions	0.17%	0.17%	0.90%	2.76%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.61%	0.31%	0.92%	2.75%
ICE BofAML 1-3 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.58%	0.81%	0.95%	4.40%

* The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Michael F. Garrett Brian Conroy, CFA	Since 2003 Since 2012	Senior Managing Director and Fixed Income Portfolio Manager Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 18 of this prospectus.

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GNMA FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.32%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GNMA Fund — Class Y Shares	$33	$103	$180	$406

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the GNMA Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). The Fund may also invest in U.S. Treasury securities and U.S. Government securities obligations, and repurchase agreements collateralized by such obligations. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The

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Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Principal Risks

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Investment Style Risk — The risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately

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predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, liquidity risk, correlation risk and leverage risk. Market risk is described above and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.75% (06/30/10)
Worst Quarter: (2.85)% (06/30/13)
The Fund's Class Y total return (pre-tax) from January 1, 2019 to March 31, 2019 was 2.59%.
The Fund's Class Y shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

GNMA Fund*	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	0.92%	2.53%	3.40%	5.73%
Fund Return After Taxes on Distributions	-0.37%	1.33%	2.20%	3.66%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.53%	1.41%	2.17%	3.64%
Bloomberg Barclays GNMA Index Return (reflects no deduction for fees, expenses or taxes)	1.02%	2.35%	3.16%	6.04%

* The Fund's Class Y shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F shares has been used. Returns for the Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin K. Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company LLP	Michael F. Garrett Brian Conroy, CFA	Since 2001 Since 2012	Senior Managing Director and Fixed Income Portfolio Manager Managing Director and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 18 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 30. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees (Board).

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, which may impair the

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Fund's ability to achieve its investment goal. The Funds will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Ultra Short Duration Bond Fund may invest in asset-backed securities. Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Fund, as a securityholder, may suffer a loss.

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There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Fund to sell or realize profits on those securities at favorable times or for favorable prices.

Commercial Paper — Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Credit quality risk is the risk of a decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security, which can cause the price of a security to decrease. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts and forward contracts. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds' performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Funds to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds' initial investment. A Fund's counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

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Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets.

Dollar Rolls — The Funds, particularly the GNMA Fund, may enter into dollar rolls, subject to the Funds' limitations on borrowing. Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by GNMA, for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date at a pre-determined price. The dealer with which the Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are substantially identical. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Dollar roll transactions may give rise to leverage risk. A Fund's obligations under a dollar roll agreement must be covered by segregated or "earmarked" liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated or "earmarked" liquid assets, such transactions would be subject to a Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. Leverage risk and liquidity risk are discussed in greater detail below.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed-income securities in which a portfolio may invest are more volatile than shorter-term fixed-income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income

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securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Ultra Short Duration Bond Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Forward Contracts — A forward contract, or a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures," provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price

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movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Funds' positions in security futures contracts, the Funds may be required to have or make additional funds available to its carrying firm as margin. If the Funds' accounts are under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Funds will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Inflation Protected Securities — Certain Funds may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage

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may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as Government National Mortgage Association (Ginnie Mae), which are backed by the "full faith and credit" of the United States, (ii) securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities (commonly referred to as "private-label RMBS") issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

The Funds may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

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The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund's actual yield to maturity, even if the average rate of principal payments is consistent with the Fund's expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Portfolio Turnover — The Short-Duration Government and GNMA Funds are subject to portfolio turnover risk, which means that, due to its investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds' performance.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting the portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Repurchase Agreement — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value equal to at least 102% of the resale

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price stated in the agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within Strategies that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be derived from investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus. An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Bloomberg Barclays Short U.S. Treasury 9-12 Month Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

The ICE BofAML 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between one and three years.

The Bloomberg Barclays GNMA Index is a total comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs and GNMA graduated payment mortgages. It is an unmanaged, market value-weighted index. It is commonly used as a comparison for GNMA funds.

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INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. As of December 31, 2018, SIMC had approximately $178.08 billion in assets under management. For its advisory services, SIMC receives a fee at the following annual rates: (i) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such net assets in excess of $1 billion based on the combined daily net assets of the Short-Duration Government and GNMA Funds and (ii) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such net assets in excess of $1 billion based on the daily net assets of the Ultra Short Duration Bond Fund. For the fiscal year ended January 31, 2019, SIMC received investment advisory fees at the following annual rates:

	Investment Advisory Fees Before Fee Waivers	Investment Advisory Fees After Fee Waivers
Ultra Short Duration Bond Fund	0.10%	0.10%
Short-Duration Government Fund	0.09%	0.09%
GNMA Fund	0.09%	0.09%

A discussion regarding the basis for the Board's most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2019 through July 31, 2019.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts

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payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

The following portfolio managers are primarily responsible for the management and oversight of the Funds, as described above.

Richard A. Bamford serves as Portfolio Manager for the Ultra Short Duration Bond, Short-Duration Government and GNMA Funds. Mr. Bamford serves as a Portfolio Manager for the Fixed Income team within SIMC's Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Erin K. Garrett serves as Portfolio Manager for the Ultra Short Duration Bond, Short-Duration Government and GNMA Funds. Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within SIMC's Investment Management Unit. Ms. Garrett's duties include manager analysis and selection, strategy development and enhancement as well as investment research. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team, responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and a Master of Business Administration graduating magna cum laude from Villanova University.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

ULTRA SHORT DURATION BOND FUND:

MetLife Investment Management, LLC: MetLife Investment Management, LLC (MetLife), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. A team of investment professionals manages the portion of the Ultra Short Duration Bond Fund's assets allocated to MetLife. Scott Pavlak, CFA, Senior Portfolio Manager, joined MetLife in 2008. Prior to joining MetLife, Mr. Pavlak was a Senior Managing Director and Head of Fixed Income at Bear Stearns Asset Management. Mr. Pavlak earned a B.S. in Finance from Fairleigh Dickinson University and an M.B.A. in Finance and Economics from the Stern School of Business at New York University. Peter Mahoney, Senior Portfolio Manager, joined MetLife in 2008. Prior to joining MetLife, Mr. Mahoney served as Managing Director/Principal and Portfolio Manager for

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the short-intermediate fixed income strategies at Bear Stearns Asset Management. Mr. Mahoney has a B.S. in Finance from Indiana University and an M.B.A. in Finance from Fairleigh Dickinson University.

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. Timothy E. Smith, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Ultra Short Duration Bond Fund's assets allocated to Wellington Management. Mr. Smith has served as the Portfolio Manager for the Ultra Short Duration Bond Fund since 1999. Mr. Smith joined Wellington Management as an investment professional in 1992.

SHORT-DURATION GOVERNMENT FUND AND GNMA FUND:

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Short-Duration Government and GNMA Funds. Michael F. Garrett, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, and Brian Conroy, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Short-Duration Government and GNMA Funds' assets allocated to Wellington Management. Mr. Garrett has served as the Portfolio Manager for the Short-Duration Government Fund since 2003 and the GNMA Fund since 2001. Mr. Conroy has served as the Portfolio Manager for the Short-Duration Government and GNMA Funds since 2018. Mr. Garrett joined Wellington Management as an investment professional in 1999 and Mr. Conroy joined Wellington Management as an investment professional in 2012.

The Funds' Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

Information About Fee Waivers

Actual total annual Fund operating expenses of the Class Y shares of the Funds for the most recent fiscal year were, in some cases, less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers, the actual total annual Fund operating expenses of the Class Y shares of the Funds for the most recent fiscal year (ended January 31, 2019) were as follows:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers and extraordinary expenses, if applicable)
Ultra Short Duration Bond Fund	0.34%	0.30%
Short-Duration Government Fund	0.33%	0.33%
GNMA Fund	0.32%	0.32%

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PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called "redeem") Class Y shares of the Funds. Class Y shares may only be purchased by:

•  independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y shares, are approved by the SEI Funds (or their delegate) to purchase Class Y shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegates)) and remaining above this threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI.

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y shares;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event a Class Y shareholder no longer meets the eligibility requirements to purchase Class Y shares (as noted in the section), the SEI Funds (or their delegate) may, in their discretion, elect to convert such shareholder's Class Y shares into a Class of shares of the same Fund(s) for which such shareholder does meet the eligibility requirements. Without limiting the foregoing, this may include situations, as applicable, where the shareholder's independent investment adviser, bank trust department or financial firm no longer meets the eligibility criteria noted above or the shareholder no longer meets the eligibility criteria (for example, by terminating their relationship with an eligible adviser or firm). In all cases, if a client meets the eligibility requirements for more than one other Class of shares, then such client's Class Y shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such clients meet the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase Class Y shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and

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intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, exchange or sell Fund shares through certain authorized financial institutions, you may have to transmit your purchase, exchange or sale requests to these authorized financial institutions at an earlier time for your transaction to become effective that day. This allows these authorized financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the next determined NAV after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt

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securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser,

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as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Advisers become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds' administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

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Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four (4) or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI Funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the

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Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement

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authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class Y shares of any Fund for Class Y shares of any other fund of SEI Daily Income Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges in that Fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's authorized financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to

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you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

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DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds.

The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date of which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

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The Tax Cuts and Jobs Act (the Tax Act) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to regulated investment companies, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

Each sale of shares of the Funds may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund's shares may not be changed after the settlement date of each such sale of a Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The Funds' SAI contains more information about taxes.

SEI / PROSPECTUS

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

		Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
2019		$9.33	$0.21	$(0.02)	$0.19	$(0.21)	$—	$(0.21)	$9.31	2.11%	$49,571	0.30%	0.34%	2.23%	71%
2018		9.32	0.14	0.01	0.15	(0.14)	—	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
2017		9.29	0.10	0.04	0.14	(0.11)	—	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
2016	(1)	9.31	0.02	—	0.02	(0.04)	—	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short Duration Government Fund
2019		$10.27	$0.19	$(0.03)	$0.16	$(0.21)	$—	$(0.21)	$10.22	1.63%	$49,948	0.33%	0.33%	1.91%	86%
2018		10.43	0.16	(0.13)	0.03	(0.19)	—	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
2017		10.49	0.11	(0.04)	0.07	(0.13)	—	(0.13)	10.43	0.64	48,808	0.38	0.43	1.02	539
2016		10.55	0.08	(0.05)	0.03	(0.09)	—	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
2015	(2)	10.50	0.01	0.05	0.06	(0.01)	—	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
GNMA Fund
2019		$10.23	$0.29	$—	$0.29	$(0.32)	$—	$(0.32)	$10.20	2.88%	$1,323	0.32%	0.32%	2.84%	134%
2018		10.46	0.27	(0.18)	0.09	(0.32)	—	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204
2017		10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.42	0.43	1.68	718
2016	(3)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	69	0.43	0.45	0.80	718

SEI / PROSPECTUS

* Per share calculations were performed using average shares.

(1) Commenced operations on August 25, 2015. All ratios for the period have been annualized.

(2) Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(3) Commenced operations on October 30, 2015. All ratios for the period have been annualized.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are zero or have been rounded to zero.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2019 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2019, as amended through March 18, 2020

PROSPECTUS

SEI Daily Income Trust

Class Y Shares

›  Ultra Short Duration Bond Fund (SECYX)

›  Short-Duration Government Fund (SDGFX)

›  GNMA Fund (SGMYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning as soon as January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure or contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

SEI-F-054 (5/19)

seic.com